T. ROWE PRICE Retirement 2060 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  – 14,890 273 2,725,903 14,365
New Income Fund  27,878 3,313 20,340 1,078,836 10,022
U.S. Treasury Long-Term Index
Fund  11,017 1,653 9,556 467,874 5,161
International Bond Fund (USD
Hedged)  9,774 1,088 7,220 341,961 3,307
Dynamic Global Bond Fund  7,188 811 5,070 257,985 2,482
Total Bond Mutual Funds (Cost $35,867) 35,337
EQUITY MUTUAL FUNDS 96.0%
T. Rowe Price Funds:
Value Fund  314,930 78,180 60,609 6,612,558 297,764
Growth Stock Fund (3) 272,296 62,920 55,590 2,587,344 232,757
Equity Index 500 Fund  127,987 54,695 33,821 1,274,529 146,864
International Value Equity Fund  117,412 26,910 15,774 7,735,979 117,045
Overseas Stock Fund  112,232 25,460 15,839 8,831,089 110,830
International Stock Fund  106,351 24,492 13,755 5,150,636 95,338
Mid-Cap Value Fund  62,121 13,234 11,288 1,735,922 58,917
Mid-Cap Growth Fund (3) 56,475 16,193 9,949 515,282 53,193
Emerging Markets Stock Fund  58,903 11,281 11,099 1,033,479 43,582
Emerging Markets Discovery
Stock Fund  22,532 28,735 4,105 2,897,276 40,852
Real Assets Fund  39,664 7,203 5,750 2,715,257 40,593
Small-Cap Value Fund  37,108 7,812 6,311 604,830 34,869
Small-Cap Stock Fund  38,513 8,377 6,551 554,856 34,728
U.S. Large-Cap Core Fund  22,174 9,614 3,108 808,667 26,605
New Horizons Fund (3) 32,469 8,663 6,185 412,409 26,316
U.S. Equity Research Fund  – 22,252 199 507,474 21,131
Total Equity Mutual Funds (Cost $1,191,124) 1,381,384
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  152 24,659 24,682 1,319 131
Total Other Mutual Funds (Cost $129) 131

T. ROWE PRICE Retirement 2060 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 28,277 67,277 72,896 22,658,029 22,658
Total Short-Term Investments (Cost $22,658) 22,658
Total Investments in Securities 100.1%
(Cost $1,249,778) $ 1,439,510
Other Assets Less Liabilities (0.1)% (742)
Net Assets 100.0% $ 1,438,768
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $95 and
$2,183, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2060 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 14 E-mini S&P contracts 3/22 3,058 $ (110)
Net payments (receipts) of variation margin to date 102
Variation margin receivable (payable) on open futures contracts $ (8)

T. ROWE PRICE Retirement 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 178 $ (447) $ 119
Emerging Markets Discovery Stock Fund  1,343 (6,310) 719
Emerging Markets Stock Fund  4,372 (15,503) 913
Equity Index 500 Fund  6,591 (1,997) 1,515
Growth Stock Fund  36,213 (46,869) —
International Bond Fund (USD Hedged)  151 (335) 111
International Stock Fund  8,193 (21,750) 1,640
International Value Equity Fund  3,069 (11,503) 3,688
Limited Duration Inflation Focused Bond Fund  59 (252) 297
Mid-Cap Growth Fund  7,436 (9,526) —
Mid-Cap Value Fund  5,791 (5,150) 901
New Horizons Fund  6,138 (8,631) —
New Income Fund  413 (829) 313
Overseas Stock Fund  2,902 (11,023) 2,678
Real Assets Fund  1,003 (524) 1,012
Small-Cap Stock Fund  3,956 (5,611) 148
Small-Cap Value Fund  3,562 (3,740) 352
Transition Fund  170 2 9
U.S. Equity Research Fund  239 (922) 82
U.S. Large-Cap Core Fund  2,267 (2,075) 220
U.S. Treasury Long-Term Index Fund  (1,699) 2,047 151
Value Fund  38,071 (34,737) 4,044
U.S. Treasury Money Fund, 0.14% — — 14
Affiliates not held at period end 103 (99) 27
Totals $ 130,521# $ (185,784) $ 18,953+
# Capital gain distributions from mutual funds represented $86,010 of the net realized gain (loss).
+ Investment income comprised $18,953 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2060 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F144-054Q3 02/22